PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2014 and 2013 are summarized as follows:

	December 31,
	2014	2013
	(In Thousands)
Land	$4,746	$4,311
Buildings	11,879	11,497
Leasehold improvements	10,802	10,762
Furniture and equipment	12,741	12,549
Construction in process	1,233	45
	41,401	39,164
Accumulated depreciation and amortization	(19,690)	(18,074)
Premises and equipment, net	$21,711	$21,090

At December 31, 2014 and 2013, construction in process related to construction, design and site costs associated with a new branch location in Tolland, Connecticut, which opened in January 2015.

Depreciation and amortization expense was $2.6 million, $2.0 million and $1.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.